Events After the Reporting Date (Details) $ / shares in Units, £ in Millions		1 Months Ended
	Feb. 07, 2023 USD ($) $ / shares shares	Feb. 17, 2023	Jan. 18, 2023 shares	Aug. 10, 2023 GBP (£)	Jul. 31, 2023 GBP (£)
Events After the Reporting Date (Details) [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Authorized share capital	435,500
Shareholders voting percentage	95.00%
Exercise price of each warrant (in Dollars per share) | $ / shares	$ 230
Principal amount of Convertible (in Dollars) | $	$ 1,000
Voting rights percentage		100.00%
Non adjusting Events Member [Member]
Events After the Reporting Date (Details) [Line Items]
Proceeds excluding value added tax amount (in Pounds) | £					£ 7.8
Bottom of range [member]
Events After the Reporting Date (Details) [Line Items]
Retail units			40,000
Bottom of range [member] | Non adjusting Events Member [Member]
Events After the Reporting Date (Details) [Line Items]
Stocking facilities amount (in Pounds) | £				£ 130.0
Top of range [member]
Events After the Reporting Date (Details) [Line Items]
Retail units			50,000
Top of range [member] | Non adjusting Events Member [Member]
Events After the Reporting Date (Details) [Line Items]
Stocking facilities amount (in Pounds) | £				£ 180.0
Issuance of convertible senior notes [Member]
Events After the Reporting Date (Details) [Line Items]
Convertible notes	200
Preference shares [member]
Events After the Reporting Date (Details) [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.002
Preference shares	250,000
Class A Ordinary Shares [Member]
Events After the Reporting Date (Details) [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.002
Authorized share capital	165,000,000
Class B Ordinary Shares [Member]
Events After the Reporting Date (Details) [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.002
Authorized share capital	2,500,000
Class C Ordinary Shares [Member]
Events After the Reporting Date (Details) [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.002
Authorized share capital	50,000,000
Convertible Notes [Member]
Events After the Reporting Date (Details) [Line Items]
Principal amount (in Dollars) | $	$ 1,000